Ordinary Shares and Structure Section	6 Months Ended
Mar. 31, 2025
Ordinary Shares and Structure Section [Abstract]
ORDINARY SHARES AND STRUCTURE SECTION

NOTE 14 – ORDINARY SHARES AND STRUCTURE SECTION

Globavend Holdings Limited was incorporated under the laws of the Cayman Islands on May 22, 2023. As of September 30, 2023, the Company was authorized to issue up to 50,000,000 ordinary shares and 13,125,000 ordinary shares were issued and outstanding at par value of $0.001 per share.

On November 10, 2023, the Company completed its IPO and listed its Ordinary Shares on the Nasdaq Capital Market under the symbol “GVH”. With the above IPO, the Company received the proceeds from the issuance of 1,500,000 ordinary Shares, net of issuance cost, of $5,379,500 and net off with the payment of offering costs of $1,756,440.

As a result of the Reverse Stock Split, each 200 pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. The Reverse Stock Split has been retrospectively applied to the consolidated financial statements for the fiscal years ended September 30, 2024 and the condensed unaudited financial statements for the six months ended March 31, 2025 and 2024.